                        SUPPLEMENT DATED OCTOBER 7, 2002
                                       TO
                    PROSPECTUSES DATED MAY 1, 2002 OR LATER

This Supplement is intended to be distributed with current prospectuses (dated May 1, 2002 or later) for certain variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectuses") and with the prospectus dated May 1, 2002 for the John Hancock Variable Series Trust I ("Variable Series Trust") that accompanies the Product Prospectuses. The variable annuity contracts involved bear the title "REVOLUTION EXTRA VARIABLE ANNUITY" or "REVOLUTION VALUE VARIABLE ANNUITY."

This Supplement amends the Product Prospectuses.

Revised Fee Table

The fund expenses shown in the Product Prospectuses for the Large Cap Growth and Small/Mid Cap CORE/SM/ Funds have changed. The shareholders approved increases in investment management fees for these funds of the Variable Series Trust, effective October 7, 2002. The fee table in the Product Prospectuses does not reflect those increases. Set out below is a supplementary expense table that shows what the affected Fund's expenses would have been had the investment management fee increases been in place for all of 2001:

                                                                                           Total Fund           Total Fund
                                    Investment    Distribution and    Other Operating       Operating            Operating
                                    Management        Service          Expenses With      Expenses With       Expenses Absent
Fund Name                              Fee         (12b-1) Fees        Reimbursement      Reimbursement        Reimbursement
---------                           ----------    ----------------    --------------      -------------       ---------------
JOHN HANCOCK VARIABLE SERIES
  TRUST I:
Large Cap Growth .................    0.80%             N/A                0.03%              0.83%                0.83%
Small/Mid Cap CORE/SM/ ...........    1.05%             N/A                0.10%              1.15%                1.40%

Revised Examples

The following tables revise the examples contained in the Product Prospectuses with respect to Large Cap Growth and Small/Mid Cap CORE/SM/ investment allocations. The tables show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes). Actual expense may be greater or less than those shown.

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Revised Examples - REVOLUTION EXTRA

     If you "surrender" (turn in) a REVOLUTION EXTRA All Rider variable annuity contract at the end of the applicable time period, you would pay:

                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       ------   -------   -------   --------
Large Cap Growth .....................   $98      $171      $237      $381
Small/Mid Cap CORE/SM/ ...............  $102      $181      $253      $411

     If you begin receiving payments under one of the annuity payment options of a REVOLUTION EXTRA All Rider contract at the end of the applicable time period, or if you do not surrender your contract, you would pay:

                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       ------   -------   -------   --------
Large Cap Growth .....................   $35      $108      $183      $381
Small/Mid CapCORE/SM/ ................   $39      $118      $199      $411

     If you "surrender" (turn in) a REVOLUTION EXTRA No Rider variable annuity contract at the end of the applicable time period, you would pay:

                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       ------   -------   -------   --------
Large Cap Growth .....................   $86      $133      $170      $257
Small/Mid Cap CORE/SM/ ...............   $89      $143      $188      $290

     If you begin receiving payments under one of the annuity payment options of a REVOLUTION EXTRA No Rider contract at the end of the applicable time period, or if you do not surrender your contract, you would pay:

                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       ------   -------   -------   --------
Large Cap Growth .....................   $23       $70      $119      $257
Small/Mid Cap CORE/SM/ ...............   $26       $80      $136      $290

Revised Examples - REVOLUTION VALUE

     If you "surrender" (turn in) a REVOLUTION VALUE All Rider variable annuity contract at the end of the applicable time period, you would pay:

                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       ------   -------   -------   --------
Large Cap Growth .....................   $97      $149      $204      $368
Small/Mid Cap CORE/SM/ ...............  $100      $159      $219      $397

     If you begin receiving payments under one of the annuity payment options of a REVOLUTION VALUE All Rider contract at the end of the applicable time period, or if you do not surrender your contract, you would pay:

                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       ------   -------   -------   --------
Large Cap Growth .....................   $34      $104      $177      $368
Small/Mid Cap CORE/SM/ ...............   $37      $114      $192      $397

     If you "surrender" (turn in) a REVOLUTION VALUE No Rider variable annuity contract at the end of the applicable time period, you would pay:

                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       ------   -------   -------   --------
Large Cap Growth .....................   $85      $112      $142      $248
Small/Mid Cap CORE/SM/ ...............   $88      $122      $158      $281

     If you begin receiving payments under one of the annuity payment options of a REVOLUTION VALUE No Rider contract at the end of the applicable time period, or if you do not surrender your contract, you would pay:

                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       ------   -------   -------   --------
Large Cap Growth .....................   $22       $67      $115      $248
Small/Mid Cap CORE/SM/ ...............   $25       $77      $132      $281

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE VARIABLE SERIES TRUST WAS UPDATED ON OCTOBER 7, 2002 AND CONTAINS DETAILED INFORMATION ABOUT THE FUNDS MENTIONED ABOVE. BE SURE TO READ THAT STATEMENT OF ADDITIONAL INFORMATION BEFORE SELECTING ANY OF THOSE FUNDS AS AN INVESTMENT OPTION. THE SUPPLEMENT MAY BE OBTAINED BY CALLING 1-800-732-5543.